Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
The following table presents certain information regarding compensation paid to Trustmark’s CEO and other NEOs, and certain measures of
financial performance, for the three years ended December 31, 2022. The amounts shown below are calculated in accordance with Item 402(v) of Regulation
S-K.

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO (1) ($)	Average Summary Compensation Table Total for non-CEO Named Executive Officers ($)	Average Compensation Actually Paid to non-CEO Named Executive Officers (2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (4) ($in thousands) ($)	ROATE (5) (%)
					Trustmark Total Shareholder Return ($)	S&P 500 Regional Banks Total Shareholder Return (3) ($)

2022	$2,739,279	$2,810,846 (6)	$1,047,684	$1,056,136 (9)	$111.19	$99.93	$71,887	12.12%

2021	$2,472,426	$2,666,493(7)	$1,151,155	$1,222,268 (10)	$100.46	$134.16	$147,365	11.45%

2020	$3,616,342	$2,317,370 (8)	$1,277,423	$948,065(11)	$82.09	$95.47	$160,025	12.81%

(1)	Mr. Dewey served as CEO during 2021 and 2022. Mr. Host was CEO for 2020.
(2)
In 2022, the other NEOs were Messrs. Owen, Harvey, Stevens and Tate. In 2021, the other NEOs were Messrs. Owens, Host, Harvey, Tate and Louis E. Greer (former CFO). In 2020, the other NEOs were Messrs. Dewey, Greer, Harvey, and Breck Tyler.

(3)	Market index used for this column is S&P 500 – Regional Banks.
(4)	Net income for 2022 includes a reduction of $75.6 million (after tax) related to the Stanford settlement.
(5)
Return on average tangible equity (ROATE) is calculated using net income adjusted for intangible amortization divided by total average tangible common equity (total shareholders’ equity less goodwill and other identifiable intangible assets); it excludes the impact of (i) restructurings, discontinued operations, extraordinary items and other significant non-routine
transactions, (ii) material litigation and insurance settlements, (iii) changes to comply with ASU
2016-02
and ASU
2016-13,
and (iv) cumulative effects of income tax and accounting changes in accordance with US GAAP. The amount shown for 2022 excludes the effect of the Stanford settlement.

(6)
To calculate the compensation “actually paid” to CEO for 2022, the Stock Awards value in the Summary Compensation Table (SCT) was deducted ($799,741) and an amount equal to $871,308 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(7)
To calculate the compensation “actually paid” to CEO for 2021, the Stock Awards value in the SCT was deducted ($909,128) and an amount equal to $1,103,195 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(8)
To calculate the compensation “actually paid” to CEO for 2020, the Stock Awards value ($791,431) and the Change in Pension Value ($638,447) in the SCT were deducted and an amount equal to $130,906 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(9)
To calculate the compensation “actually paid” to other NEOs for 2022, the Stock Awards value in the SCT was deducted (average $249,936), the service cost related to the Supplemental Executive Retirement Plan was added (average $9,803) and an amount equal to $248,584 (average) was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(10)
To calculate the compensation “actually paid” to other NEOs for 2021, the Stock Awards value in the SCT was deducted (average $405,875), the service cost related to the Supplemental Executive Retirement Plan was added ($7,023 average) and an amount equal to $469,964 (average) was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

(11)
To calculate the compensation “actually paid” to other NEOs for 2020, the Stock Awards value (average $215,185) and the Change in Pension Value (average $188,344) in the SCT were deducted, the service cost related to the Supplemental Executive Retirement Plan was added (average $14,868) and an amount equal to $59,302 (average) was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

Company Selected Measure Name	Return on average tangible equity (ROATE)
Named Executive Officers, Footnote [Text Block]	Mr. Dewey served as CEO during 2021 and 2022. Mr. Host was CEO for 2020.In 2022, the other NEOs were Messrs. Owen, Harvey, Stevens and Tate. In 2021, the other NEOs were Messrs. Owens, Host, Harvey, Tate and Louis E. Greer (former CFO). In 2020, the other NEOs were Messrs. Dewey, Greer, Harvey, and Breck Tyler.
Peer Group Issuers, Footnote [Text Block]	Market index used for this column is S&P 500 – Regional Banks.
PEO Total Compensation Amount	$ 2,739,279	$ 2,472,426	$ 3,616,342
PEO Actually Paid Compensation Amount	$ 2,810,846	2,666,493	2,317,370
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate the compensation “actually paid” to CEO for 2022, the Stock Awards value in the Summary Compensation Table (SCT) was deducted ($799,741) and an amount equal to $871,308 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.
To calculate the compensation “actually paid” to CEO for 2021, the Stock Awards value in the SCT was deducted ($909,128) and an amount equal to $1,103,195 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.
To calculate the compensation “actually paid” to CEO for 2020, the Stock Awards value ($791,431) and the Change in Pension Value ($638,447) in the SCT were deducted and an amount equal to $130,906 was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

Non-PEO NEO Average Total Compensation Amount	$ 1,047,684	1,151,155	1,277,423
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,056,136	1,222,268	948,065
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate the compensation “actually paid” to other NEOs for 2022, the Stock Awards value in the SCT was deducted (average $249,936), the service cost related to the Supplemental Executive Retirement Plan was added (average $9,803) and an amount equal to $248,584 (average) was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.
To calculate the compensation “actually paid” to other NEOs for 2021, the Stock Awards value in the SCT was deducted (average $405,875), the service cost related to the Supplemental Executive Retirement Plan was added ($7,023 average) and an amount equal to $469,964 (average) was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.
To calculate the compensation “actually paid” to other NEOs for 2020, the Stock Awards value (average $215,185) and the Change in Pension Value (average $188,344) in the SCT were deducted, the service cost related to the Supplemental Executive Retirement Plan was added (average $14,868) and an amount equal to $59,302 (average) was added, representing the result of the stock calculations required by Item 402(v)(2)(iii)(C) of Regulation
S-K.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Actually Paid versus Company Performance
.
The relationship between compensation actually paid and Trustmark’s financial performance over the three-year period shown in the table above is described in the following bullet points.
CEO

•
From 2021 to 2022, compensation actually paid to the CEO increased by $144,353 or 5.4%. Over this same period, the company’s TSR increased by 10.7%, net income decreased by 51.2%, and ROATE increased by 5.9%. Net income for 2022 includes a reduction of $75.6 million (after tax) related to the Stanford settlement; excluding this charge, net income for 2022 would have been $147.5 million. Some key factors that drove the changes in compensation actually paid during this CEO’s second year were an increase in salary, an increase in annual MIP bonus, and a decrease in stock value due to the CEO receiving a one-time
award in the prior year as part of his initial transition to CEO.

•
From 2020 to 2021, compensation actually paid to the CEO increased by $349,123 or 15.1%. Over this same period, the company’s TSR increased by 22.4%, net income decreased by 7.9%, and ROATE decreased by 10.6%. Some key factors that drove the changes in compensation actually paid were the transition to the new first-year CEO during 2021, which represented a traditional compensation decrease in salary, MIP bonus, and equity awards. However, the addition of a one-time
transition equity grant for the new CEO and the positive TSR performance for the company in 2021 impacted the CEO stock values, creating the overall increase as shown in the table.

Other NEOs

•
From 2021 to 2022, compensation actually paid to the other NEOs decreased by $166,132 or 13.6%. Over this same period, the company’s TSR increased by 10.7%, net income decreased by 51.2%, and ROATE increased by 5.9%. Net income for 2022 includes a reduction of $75.6 million (after tax), related to the Stanford settlement; without this charge, net income for 2022 would have been $147.5 million. Some key factors that drove the decrease in pay over this period were leadership transitions within the NEO group, including a full year of service by the Executive Chairman in 2021 and only four months of service by the Executive Chairman in 2022, creating an expanded average when compared to the more traditional NEO levels in 2022.

•
From 2020 to 2021, compensation actually paid to the other NEOs increased by $274,203 or 28.9%. Over this same period, the company’s TSR increased by 22.4%, net income decreased by 7.9%, and ROATE decreased by 10.6%. Some key factors that drove the changes in pay included the impact of leadership transitions within the NEO group, as well as one-time
equity grants for two NEOs, and the positive TSR performance for the company in 2021 impacting stock values, creating the majority of the overall increase as shown in the table.

Total Shareholder Return Vs Peer Group [Text Block]	TSR of S&P 500 Regional Banks index is shown below: Comparison of Total Shareholder Return Assumes Initial Investment of $100
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures.
Trustmark considers the following to be
the
most important financial performance measures it uses to link compensation actually paid to its NEOs, for 2022, to company performance.

•	ROATE
•	EPS
•	Efficiency Ratio
•	Non-Performing Assets/total loans + ORE, excluding PPP loans
•	Non-Interest Expense (Core)

Total Shareholder Return Amount	$ 111.19	100.46	82.09
Peer Group Total Shareholder Return Amount	99.93	134.16	95.47
Net Income (Loss)	$ 71,887,000	$ 147,365,000	$ 160,025,000
Company Selected Measure Amount	0.1212	0.1145	0.1281
PEO Name	Mr. Dewey		Mr. Host
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	ROATE
Non-GAAP Measure Description [Text Block]	Return on average tangible equity (ROATE) is calculated using net income adjusted for intangible amortization divided by total average tangible common equity (total shareholders’ equity less goodwill and other identifiable intangible assets); it excludes the impact of (i) restructurings, discontinued operations, extraordinary items and other significant non-routine
transactions, (ii) material litigation and insurance settlements, (iii) changes to comply with ASU
2016-02
and ASU
2016-13,
	and (iv) cumulative effects of income tax and accounting changes in accordance with US GAAP. The amount shown for 2022 excludes the effect of the Stanford settlement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-Performing Assets/total loans + ORE, excluding PPP loans
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Non-Interest Expense (Core)
PEO [Member] | Deducted Due To Stock Calculations [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (799,741)	$ (909,128)	$ (791,431)
PEO [Member] | Added Due To Stock Calculations [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	871,308	1,103,195	130,906
PEO [Member] | Deduction Due To Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(638,447)
Non-PEO NEO [Member] | Deducted Due To Stock Calculations [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(249,936)	(405,875)	(215,185)
Non-PEO NEO [Member] | Added Due To Stock Calculations [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,803	7,023	59,302
Non-PEO NEO [Member] | Deduction Due To Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(188,344)
Non-PEO NEO [Member] | Service Cost Related To Supplemental Executive Retirement Plan [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 248,584	$ 469,964	$ 14,868